ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	11. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

(in thousands of $)	2013	2012
Interest payable	1,381	1,522
Accrued operating expenses	1,178	104
Accrued voyage expenses	57	33
	2,616	1,659